Equity (Details) - Schedule of Equity - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Equity [Abstract]
Common stock – par value $0.01, 34,154,062 shares issued and outstanding (in Shares)	375,766	341,541
Net income available to common shareholders	$ (4,518,954)	$ 12,148,403
Securities Premium	12,474,944
Translation of foreign subsidiaries, net of tax	(124,992)	(283,077)
Employee benefits reclassification	(714)
Non-controlling interest	2,538,478	(1,908)
Total	$ 10,368,762	$ 11,867,233